real estate joint ventures and investment in associate - Summarized financial information (Details) $ in Millions	12 Months Ended
	Dec. 31, 2013 item	Dec. 31, 2022 CAD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 CAD ($)
Current assets
Cash and temporary investments, net		$ 974	$ 723	$ 848
Total		6,092	5,032
Non-current assets
Other		2,203	1,971
Total		47,954	42,951
Assets		54,046	47,983
Current liabilities
Accounts payable and accrued liabilities		3,947	3,705
Total		8,281	8,273
Non-current liabilities
Total		28,107	23,651
Liabilities		36,388	31,924
Owners' equity
TELUS		16,569	15,116
Other partners		1,089	943
Total		17,658	16,059	$ 12,568
Total		$ 54,046	47,983
Miovision Technologies Incorporated
Investment in associate
Ownership interest in businesses acquired (as a percentage)		35.00%
Real estate joint ventures
Current assets
Cash and temporary investments, net		$ 8	11
Other		27	28
Total		35	39
Non-current assets
Investment property		330	328
Other		10	10
Total		340	338
Assets		375	377
Current liabilities
Accounts payable and accrued liabilities		18	10
Total		360	10
Non-current liabilities
Total			342
Liabilities		360	352
Owners' equity
TELUS		5	9
Other partners		10	16
Total		15	25
Total		375	377
Real estate joint ventures | Construction credit facility commitment
Current liabilities
Construction credit facilities		$ 342
Non-current liabilities
Construction credit facilities			$ 342
TELUS Sky real estate joint venture
Real estate joint ventures
Number of other partners in the transaction | item	2